Cover Page	Jan. 30, 2020
Cover page.
Document Type	8-K
Document Period End Date	Jan. 30, 2020
Entity Registrant Name	ELECTRONIC ARTS INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	0-17948
Entity Tax Identification Number	94-2838567
Entity Address, Address Line One	209 Redwood Shores Parkway,
Entity Address, City or Town	Redwood City,
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94065-1175
City Area Code	(650)
Local Phone Number	628-1500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	EA
Security Exchange Name	NASDAQ
Entity Central Index Key	0000712515
Amendment Flag	false